ACCOUNTS RECEIVABLE NET (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE NET
Accounts receivable allowance for doubtful accounts	$ 170	$ 170